INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax credits from tax losses and negative social contribution base not recorded (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded	R$ 5,603,996	R$ 3,565,988
Eletrobras
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded	5,283,943	3,205,305
Eletronuclear
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded	R$ 320,053	R$ 360,683